Leases - Schedule of Future Minimum Rental Payments under Operating and Finance Leases of Initial or Remaining Non-cancelable Lease Terms (Detail) $ in Thousands	Sep. 30, 2024 USD ($)
Operating Leases
2025	$ 2,273
2026	1,613
2027	1,468
2028	1,037
2029	941
Thereafter	3,187
Total lease payments	10,519
Less: imputed interest	(1,929)
Amounts recorded in the consolidated balance sheet	8,590
Finance Leases
2024	1,762
2025	1,714
2026	1,206
Total lease payments	4,682
Amounts recorded in the consolidated balance sheet	$ 4,682